Summary of Significant Accounting Principles (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 29, 2022	Apr. 06, 2022	Oct. 28, 2021	Aug. 31, 2021	May 21, 2021	Jun. 16, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net of issuance cost (in Dollars)	$ 13,765					$ 4,808
Reverse stock split		1:2 reverse stock split
Allowance for doubtful accounts (in Dollars)											$ 0	$ 0
Remaining performance obligations (in Dollars)
Development expense (in Dollars)							$ 901	$ 657	$ 1,735	$ 1,219	$ 2,828	$ 1,718
Market approach percentage			100.00%	100.00%	100.00%
Discount rate percentage			27.20%	32.00%	22.40%
Adjustment of risk reduction percentage			5.00%	5.00%	2.00%
Weightage of income approach percentage													100.00%	100.00%	100.00%
Scenario of discount rate											22.40%
Equity volatility rate											70.00%
Scenario percentage											10.00%
Remaining private scenario percentage											30.00%
Valuation allowance percent									100.00%